Income Tax Expense (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax expense:
Current income tax expense		$ (10,863)
Deferred income tax benefit	(19,291)	(2,090)
Total	$ (19,291)	$ (12,953)